Financial Assets and Financial Liabilities_Details Of Financial Assets Subject To Offsetting(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	₩ 45,172,197	₩ 36,519,188
Gross liabilities offset	(31,817,137)	(28,095,652)
Net amounts presented in the statement of financial position	13,355,060	8,423,536
Non-offsetting amount
Financial Instruments	(11,681,814)	(7,062,351)
Cash Collateral	(288,040)	(5,101)
Net amount	1,385,206	1,356,084
Derivatives held for trading and Derivatives linked securities
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	3,043,757	1,893,335
Gross liabilities offset	0	0
Net amounts presented in the statement of financial position	3,043,757	1,893,335
Non-offsetting amount
Financial Instruments	(2,122,160)	(1,511,752)
Cash Collateral	(288,040)	(5,101)
Net amount	815,632	486,912
Derivatives held for hedging
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	182,075	110,430
Gross liabilities offset	0	0
Net amounts presented in the statement of financial position	182,075	110,430
Non-offsetting amount
Financial Instruments	0	0
Cash Collateral	0	0
Net amount	0	0
Receivable spot exchange
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	3,051,390	2,222,164
Gross liabilities offset	0	0
Net amounts presented in the statement of financial position	3,051,390	2,222,164
Non-offsetting amount
Financial Instruments	(3,050,116)	(2,213,967)
Cash Collateral	0	0
Net amount	1,274	8,197
Reverse repurchase agreements
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	6,507,646	3,411,700
Gross liabilities offset	0	0
Net amounts presented in the statement of financial position	6,507,646	3,411,700
Non-offsetting amount
Financial Instruments	(6,507,046)	(3,332,700)
Cash Collateral	0	0
Net amount	600	79,000
Domestic exchange settlement debits
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	31,344,009	27,723,990
Gross liabilities offset	(30,794,160)	(26,992,637)
Net amounts presented in the statement of financial position	549,849	731,353
Non-offsetting amount
Financial Instruments	0	0
Cash Collateral	0	0
Net amount	549,849	731,353
Other financial instruments
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	1,043,320	1,157,569
Gross liabilities offset	(1,022,977)	(1,103,015)
Net amounts presented in the statement of financial position	20,343	54,554
Non-offsetting amount
Financial Instruments	(2,492)	(3,932)
Cash Collateral	0	0
Net amount	₩ 17,851	₩ 50,622